RELATED PARTY TRANSACTIONS - Remuneration of key personnel (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
REMUNERATION OF KEY PERSONNEL
Short-term benefits	R$ 8,044	R$ 9,271
Post-employment benefits	92	110
Total	R$ 8,136	R$ 9,381